Pension benefits (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Schedule of consolidated balance sheet position
Net defined benefit pension asset/(obligation) is as follows:

	Successor	Predecessor
(In $ millions)	December 31, 2022	December 31, 2021
Defined benefit obligation - Non-current liabilities	(1)	(5)
Deferred tax asset	—	1
Net defined benefit pension obligation	(1)	(4)

Schedule of annual pension cost
We record pension costs in the period during which the services are rendered by the employees.

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Service cost	—	—	—	1
Interest cost on prior years’ benefit obligation	—	—	—	—
Gross pension cost for the year	—	—	—	1
Expected return on plan assets	—	—	—	—
Net pension cost for the year	—	—	—	1
Impact of settlement/curtailment of defined benefit plans	—	—	2	1
Total net pension cost	—	—	2	2

Schedule of funded status of the defined benefit plan
Funded defined benefit pension obligation is as follows:

	Successor	Predecessor
(In $ millions)	December 31, 2022	December 31, 2021
Projected defined benefit obligations	(10)	(16)
Plan assets at market value	9	11
Funded defined benefit pension obligation	(1)	(5)

Change in projected benefit obligations
Change in projected benefit obligation is as follows:

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Projected benefit obligations at beginning of period	16	16	16	40
Service cost	—	—	—	1
Benefits paid	(1)	—	(1)	(1)
Change in unrecognized actuarial gain	(3)	—	1	2
Settlement (1)	—	—	—	(25)
Foreign currency translations	(2)	—	—	(1)
Projected benefit obligations at end of period	10	16	16	16
(1)Two Norwegian defined benefit plans were settled and paid out in the year ended December 31, 2020 (Predecessor).

Change in pension plan assets
Change in pension plan assets is as follows:

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Fair value of plan assets at beginning of year	11	11	16	39
Contribution by employer	1	—	1	6
Benefits paid	(1)	—	(1)	(1)
Actuarial loss	(1)	—	—	—
Settlement (1)	—	—	(1)	(27)
Foreign currency translations	(1)	—	—	(1)
Other (2)	—	—	(4)	—
Fair value of plan assets at end of year	9	11	11	16
(1)Two Norwegian defined benefit plans were settled and paid out in 2020.
(2)In 2021, we received the contribution back for two Norwegian defined benefit plans that were terminated in 2020.

Schedule of assumptions used in calculation of pension obligations
Assumptions used in calculation of pension obligations

	Successor	Predecessor
	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Rate of compensation increase at the end of year	2.50%	2.25%	2.25%	2.25%
Discount rate at the end of year	3.20%	1.50%	1.50%	1.70%
Prescribed pension index factor	1.60%	1.20%	1.20%	1.20%
Expected return on plan assets for the year	2.90%	2.90%	2.90%	2.60%
Employee turnover	4.00%	4.00%	4.00%	4.00%
Expected increases in Social Security Base	3.50%	2.25%	2.25%	2.00%

Schedule of weighted-average asset allocation of funds related to defined benefit plan
The weighted-average asset allocation of funds related to our defined benefit plan at December 31, was as follows:
Pension benefit plan assets

	Successor	Predecessor
	December 31, 2022	December 31, 2021
Equity securities	10.2%	9.7%
Debt securities	73.6%	65.3%
Real estate	11.0%	13.6%
Money market	4.2%	10.6%
Other	1.0%	0.8%
Total	100.0%	100.0%

Schedule of expected annual pension plan contributions	The table below shows our expected annual pension plans contributions under defined benefit plans for the years ending December 31, 2023-2032. The expected payments are based on the assumptions used to measure our obligations at December 31, 2022 and include estimated future employee services.

(In $ millions)	December 31, 2022
2023	1
2024	1
2025	1
2026	1
2027-2032	2
Total payments expected during the next 10 years	6